FINANCIAL INSTRUMENTS - Summary of Fair Value Adjustment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Fair value adjustments	£ 32	£ 21
Risk related adjustments
Disclosure of financial assets [line items]
Fair value adjustments	32	22
Day One profit
Disclosure of financial assets [line items]
Fair value adjustments	0	(1)
- Bid-offer and trade specific adjustments | Risk related adjustments
Disclosure of financial assets [line items]
Fair value adjustments	6	(6)
- Uncertainty | Risk related adjustments
Disclosure of financial assets [line items]
Fair value adjustments	25	29
- Credit risk adjustment | Risk related adjustments
Disclosure of financial assets [line items]
Fair value adjustments	1	(2)
- Funding fair value adjustment | Risk related adjustments
Disclosure of financial assets [line items]
Fair value adjustments	£ 0	£ 1